Appendix IV	12 Months Ended
Dec. 31, 2021
APPENDIX IV
APPENDIX IV

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2021

(Expressed in thousands of Euros)

	Balance at					Translation	Balance at
	31/12/2020	Additions	Business combinations	Transfers	Disposals	differences	31/12/2021
Land and buildings	759,120	125,112	4,611	3,337	(3,603)	53,378	941,955
Machinery	5,907	3,412	—	(495)	(89)	341	9,076
Computer equipment	8,228	641	—	(629)	(7)	286	8,519
Vehicles	14,152	4,277	—	(407)	(2,887)	625	15,760

Total cost of rights of use	787,407	133,442	4,611	1,806	(6,586)	54,630	975,310
Accum. depr. of land and buildings	(94,118)	(57,901)	—	(3,337)	3,605	(8,080)	(159,831)
Accum. depr. of machinery	(2,236)	(2,120)	—	587	87	(110)	(3,792)
Accum.depr. of computer equipment	(4,640)	(2,269)	—	629	7	(202)	(6,475)
Accum. depr. of vehicles	(7,717)	(4,430)	—	407	2,581	(396)	(9,555)

Total accum. depr. of rights of use	(108,711)	(66,720)	—	(1,714)	6,280	(8,788)	(179,653)
Carrying amount of rights of use	678,696	66,722	4,611	92	(306)	45,842	795,657

This appendix forms an integral part of note 9 to the consolidated financial statements.

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2020

(Expressed in thousands of Euros)

	Balance at					Translation	Balance at
	31/12/2019	Additions	Business combinations	Transfers	Disposals	differences	31/12/2020
Land and buildings	734,846	68,172	19,424	—	(10,935)	(52,387)	759,120
Machinery	6,167	1,775	—	(1,846)	(59)	(130)	5,907
Computer equipment	6,504	2,449	—	(37)	(347)	(341)	8,228
Vehicles	14,030	2,681	74	(10)	(1,914)	(709)	14,152

Total cost of rights of use	761,547	75,077	19,498	(1,893)	(13,255)	(53,567)	787,407
Accum. amort. of land and buildings	(49,441)	(52,774)	—	(2)	2,341	5,758	(94,118)
Accum. amort of machinery	(1,698)	(1,588)	—	955	55	40	(2,236)
Accum. amort. of computer equipment	(2,180)	(3,012)	—	37	347	168	(4,640)
Accum. amort. of vehicles	(4,370)	(5,206)	—	7	1,529	323	(7,717)

Total accum. amort of rights of use	(57,689)	(62,580)	—	997	4,272	6,289	(108,711)
Carrying amount of rights of use	703,858	12,497	19,498	(896)	(8,983)	(47,278)	678,696

This appendix forms an integral part of note 9 to the consolidated financial statements.